Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 8,008	$ 5,672	$ 12,980	$ 11,526	$ 23,068	$ 24,029
Operating expenses:
General and administrative	1,075,067	936,002	2,012,927	1,872,093	3,656,684	2,625,881
Depreciation and amortization	500	500	1,000	1,000	2,000	2,000
Impairment of assets						2,096,089
Total operating expenses	1,075,567	936,502	2,013,927	1,873,093	3,658,684	4,723,970
Loss from operations	(1,067,559)	(930,830)	(2,000,947)	(1,861,567)	(3,635,616)	(4,699,941)
Other income (expense):
Interest expense	(53,126)	(158,642)	(129,007)	(309,436)	(509,633)	(919,095)
Gain on change in derivative liabilities	(147,307)	2,736,905	1,055,614	4,190,438	5,108,229	8,979,516
Gain on forgiveness of debt		6,034		6,034	6,034	(16,490,508)
Total other income (expense)	(200,433)	2,584,297	926,607	3,887,036	4,604,630	(8,420,586)
Income (loss) before income taxes	(1,267,992)	1,653,467	(1,074,340)	2,025,469	969,014	(13,120,527)
Provision for income taxes
Net income (loss)	$ (1,267,992)	$ 1,653,467	$ (1,074,340)	$ 2,025,469	$ 969,014	$ (13,120,527)
Weighted average number of common shares outstanding:
Basic	733,766,705	371,466,210	683,131,202	337,081,707	433,143,911	195,725,543
Diluted	733,766,705	4,021,145,995	683,131,202	3,986,761,492	4,337,208,296	195,725,543
Net income per common share:
Basic	$ (0.0017)	$ 0.00	$ (0.0016)	$ 0.01	$ 0.00	$ (0.07)
Diluted	$ (0.0017)	$ 0.00	$ (0.0016)	$ 0.00	$ 0.00	$ (0.07)